Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value, as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Rayonier Inc. Common Stock Fund	$5,466,927	—	—	$5,466,927
Mutual Funds	45,476,878	—	—	45,476,878
Total Investments in the Fair Value Hierarchy	$50,943,805	—	—	50,943,805

Investments Measured at Net Asset Value (a):
Pooled Separate Investment Accounts				7,575,799
Common Collective Trust Funds				65,186,082
Total Investments at Net Asset Value				72,761,881

Total Investments at Fair Value				$123,705,686

(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value, as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Rayonier Inc. Common Stock Fund	$6,421,012	—	—	$6,421,012
Mutual Funds	83,963,115	—	—	83,963,115
Total Investments in the Fair Value Hierarchy	$90,384,127	—	—	90,384,127

Investments Measured at Net Asset Value (a):
Pooled Separate Investment Accounts				10,917,670
Common Collective Trust Funds				20,890,519
Total Investments at Net Asset Value				31,808,189

Total Investments at Fair Value				$122,192,316

(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The following table summarizes the Plan’s investments measured at fair value based on NAV per share, as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Common Collective Trust Funds:
Stable Value	$17,518,614	$19,395,942
Small Cap Growth	1,286,262	1,494,577
Small Cap Value	1,832,611	—
Large Cap Value	2,855,978	—
Target Date Funds	41,692,617	—
Total Common Collective Trust Funds	$65,186,082	$20,890,519

Pooled Separate Investment Accounts:
Large Cap Value	$678	$2,995,605
Mid Cap Index	4,785,896	4,692,214
Multi Sector Bond	2,655,105	3,229,851
Government Money Market	134,120	—
Total Pooled Separate Investment Accounts	$7,575,799	$10,917,670